Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits with third-party payment channels	[1]	¥ 245,052		¥ 242,863
Interest receivable		233,280		346,994
Input VAT	[2]	94,063		58,058
Advance to suppliers	[3]	78,118		81,821
Deferred platform commission cost		30,539		32,004
Prepaid service fee and issuance fee		17,004		26,172
Others		25,308		31,794
Prepaid expenses and other current assets		¥ 723,364	$ 101,884	¥ 819,706

[1]	Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.
[2]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.
[3]	Advance to suppliers were primarily for advertising fees and related service fees.